COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2020
Disclosure of expenses by nature [text block] [Abstract]
COSTS AND EXPENSES BY NATURE

NOTE 27 - COSTS AND EXPENSES BY NATURE

(a)	Costs and operating expenses

The main operating costs and administrative expenses are detailed below:

	For the year ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$

Aircraft fuel	1,045,343	2,929,008	2,983,028
Other rentals and landing fees (*)	720,005	1,275,859	1,206,881
Aircraft maintenance	472,382	444,611	366,627
Comisions	91,910	221,884	222,506
Passenger services	97,688	261,330	280,279
Other operating expenses	1,221,183	1,291,895	1,229,311
Total	3,648,511	6,424,587	6,288,632

(*)	Lease expenses are included within this amount (See Note 2.21)

	For the period ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Payments for leases of low-value assets	21,178	31,982	27,929
Rent concessions recognized directly in profit or loss	(110)	-	-
Total	21,068	31,982	27,929

(b)	Depreciation and amortization

Depreciation and amortization are detailed below:

	For the year ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Depreciation (*)	1,219,586	1,389,465	1,307,032
Amortization	169,800	80,511	65,596
Total	1,389,386	1,469,976	1,372,628

(*)	Included within this amount is the depreciation of the Properties, plants and equipment (See Note 17 (a)) and the maintenance of the aircraft recognized as assets by right of use. The maintenance cost amount included in the depreciation line for the year ended December 31, 2020 is ThUS $ 276,908 and ThUS $ 445,680 for the same year 2019.

(c)	Financial costs

The detail of financial costs is as follows:

	For the year ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Bank loan interest	314,468	325,650	283,786
Financial leases	45,245	61,980	62,202
Lease liabilities	170,918	181,814	182,868
Other financial instruments	56,348	20,490	10,281
Total	586,979	589,934	539,137

Costs and expenses by nature presented in this Note plus the Employee expenses disclosed in Note 23, are equivalent to the sum of cost of sales, distribution costs, administrative expenses, other expenses and financing costs presented in the consolidated statement of income by function.

(d)	Restructuring activities expenses

The Restructuring activities expenses are detailed below:

	For the year ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Fair value adjustment of fleet available for sale	331,522	-	-
Rejection of aircraft lease contract	269,467	-	-
Employee restructuring plan (*)	290,831	-	-
Legal and financial advice	76,541	-	-
Others	21,648	-	-
Total	990,009	-	-

(*) See note 2.1, letter c.

(e)	Other (gains) losses

Other (gains) losses are detailed below:

	For the year ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Fuel hedging	82,487	-	-
Slot Write Off	36,896	-	-
Provision for onerous contract related to purchase commitment	44,000	-	-
Goodwill Impairment	1,728,975	-	-
Other	(17,569)	(11,525)	53,499
Total	1,874,789	(11,525)	53,499